Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Summary of Long Term Debt

	December 31 2020	December 31 2019
	$	$
Senior unsecured notes	299.5	—
Revolving credit facility	—	448.0
Term loan	309.1	308.5
Notes payable	68.8	88.7
Software financing obligations	3.4	15.7
	680.8	860.9
Less current portion	46.6	46.9
Long-term portion	634.2	814.0